13C. Other payables and accrued expenses	12 Months Ended
Dec. 31, 2014
ZHEJIANG TIANLAN
13C. Other payables and accrued expenses	Other payables and accrued expenses mainly represent deposits received from customers and accruals for operating expenses.
ZHEJIANG JIAHUAN
13C. Other payables and accrued expenses	Other payables and accrued expenses mainly represent deposits received from customers and accruals for operating expenses.